Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Sales and operating revenue:
Net sales	¥ 7,231,613	¥ 6,443,328	¥ 6,949,357
Financial services revenue	1,221,235	1,080,284	1,066,319
Other operating revenue	91,134	79,638	90,036
Sales and operating revenue, Total	8,543,982	7,603,250	8,105,712
Costs and expenses:
Cost of sales	5,188,259	4,753,010	5,166,894
Selling, general and administrative	1,583,197	1,505,956	1,691,930
Financial services expenses	1,042,163	910,144	907,758
Other operating expense, net	4,072	149,001	47,171
Costs and Expenses, Total	7,817,691	7,318,111	7,813,753
Equity in net income of affiliated companies	8,569	3,563	2,238
Operating income	734,860	288,702	294,197
Other income:
Interest and dividends	19,784	11,459	12,455
Gain on sale of securities investments, net	1,517	225	52,068
Other	2,427	2,734	2,326
Other income, Total	23,728	14,418	66,849
Other expenses:
Interest	13,566	14,544	25,286
Loss on devaluation of securities investments	4,955	7,629	3,309
Foreign exchange loss, net	30,634	22,181	20,565
Other	10,384	7,147	7,382
Other expenses, Total	59,539	51,501	56,542
Income before income taxes	699,049	251,619	304,504
Income taxes:
Current	127,685	100,260	94,578
Deferred	24,085	23,798	211
Income tax expense, Total	151,770	124,058	94,789
Net income	547,279	127,561	209,715
Less - Net income attributable to noncontrolling interests	56,485	54,272	61,924
Net income attributable to Sony Corporation's stockholders	¥ 490,794	¥ 73,289	¥ 147,791
Net income attributable to Sony Corporation's stockholders
- Basic	¥ 388.32	¥ 58.07	¥ 119.40
- Diluted	379.75	56.89	117.49
Cash dividends	¥ 27.50	¥ 20.00	¥ 20.00